Property, Plant and Equipment, net (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Cost of property, plant and equipment which has not yet been paid as of the reporting date	₪ 143	₪ 120	₪ 169